Supplemental Cash Flow Information	12 Months Ended
Apr. 30, 2023
Statement of cash flows [abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
21.
SUPPLEMENTAL CASH FLOW INFORMATION

Non-cash investing and financing transactions (in thousands)	April 30, 2023 $	April 30, 2022 $
Acquisition of building and equipment by lease	7,593	312
Settlement of convertible debentures	1,315	304
Fair value of shares issued pursuant to deferred acquisition payment to IPA Europe	—	503

The following changes in liabilities arose from financing activities:

			Non-cash changes
(in thousands)	April 30, 2022 $	Cash Flows $	Acquisition $	Settlement / Disposal $	Accretion $	Foreign exchange movements and change in estimates $	April 30, 2023 $
Deferred acquisition payments	1,237	(592)	—	—	27	(23)	649
Convertible debentures	1,312	—	—	(1,315)	3	—	—
Leases	1,455	(1,337)	7,593	—	—	(444)	7,267
Total	4,004	(1,929)	7,593	(1,315)	30	(467)	7,916

			Non-cash changes
(in thousands)	April 30, 2021 $	Cash Flows $	Acquisition $	Debt forgiven / Settlement / Disposal $	Accretion $	Foreign exchange movements and change in estimates $	April 30, 2022 $
Deferred acquisition payments	498	—	1,248	(503)	—	(6)	1,237
Convertible debentures	1,531	—	—	(304)	85	—	1,312
Leases	1,926	(962)	533	—	—	(42)	1,455
Total	3,955	(962)	1,781	(807)	85	(48)	4,004